Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
CIK	dei_EntityCentralIndexKey	0001497778
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2024
Prospectus Date	rr_ProspectusDate	Oct. 02, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A